ASSET AND BUSINESS DISPOSITIONS	12 Months Ended
Dec. 31, 2011
ASSET AND BUSINESS DISPOSITIONS
ASSET AND BUSINESS DISPOSITIONS
NOTE 5 - ASSET AND BUSINESS DISPOSITIONS

On December 29, 2011, the Company entered into a membership interest purchase agreement with HEB, LLC and Commercial Holding AG, LLC.  The agreement transferred WMT's 100% membership interest in Secure eHealth in exchange for cancelation of $312,025of principal and $14,835 of accrued but unpaid interest on two promissory notes owed by WMT to the entities.  The two entities had previously financed the acquisition of eHealth by the Company in early 2010.  In addition, as a condition of such transaction, three holders of promissory notes of Wound Management aggregating $300,000 in principal amount, agreed to the assignment of such promissory notes to Secure eHealth.

Scott A. Haire serves as the Chief Executive Officer, President, and Chairman of the Company, and also serves as the managing member of HEB.